                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2005

Check here if Amendment  [  ]; Amendment Number:
     This Amendment (Check only one.):  [   ] is a restatement.
                                        [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:           Scopia Management Inc.
Address:        450 Seventh Avenue, 43rd Floor, New York, NY 10123


Form 13F File Number:  28 - 11096

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Jeremy Mindich
Title:  President
Phone:  212-370-0008

Signature, Place, and Date of Signing:

      /s/ Jeremy Mindich            New York, NY              February 10, 2006
     ---------------------          -------------             ----------------
          [Signature]               [City, State]               [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  54

Form 13F Information Table Value Total:  $665,045
                                         -----------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


NONE


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
                             COLUMN 2    COLUMN 3      COLUMN 4      COLUMN 5           COLUMN 6         COLUMN 7        COLUMN 8
COLUMN 1                                                            AMOUNT AND
                             TITLE OF    CUSIP        MARKET VALUE    TYPE OF           INVESTMENT         OTHER           VOTING
NAME OF ISSUER                CLASS      NUMBER      (IN THOUSANDS) SECURITY SH         DISCRETION       MANAGERS        AUTHORITY

99 CENTS
  ONLY STORES CMN             Common    65440K 10 6        $ 139       13,300               Sole                            Sole
AFFILIATED COMPUTER
  SVCS CL A CMN               Common    008190 10 0      $ 1,438       24,300               Sole                            Sole
AFFILIATED COMPUTER
  SVCS CL A                   Common    008190 10 0      $ 5,918      100,000  CALL         Sole                            Sole
ALIGN TECHNOLOGY INC CMN      Common    016255 10 1     $ 15,317    2,367,389               Sole                            Sole
AMAZON.COM INC CMN            Common    023135 10 6        $ 472       10,000               Sole                            Sole
ATI TECHNOLOGIES INC CMN      Common    001941 10 3     $ 11,000      647,421               Sole                            Sole
BALLARD POWER
  SYSTEMS INC CMN             Common    05858H 10 4        $ 145       34,577               Sole                            Sole
BANK OF AMERICA
  CORPORATION                 Common    060505 10 4      $ 7,596      164,600  PUT          Sole                            Sole
BIOGEN IDEC INC. CMN          Common    09062X 10 3     $ 10,939      241,582               Sole                            Sole
CIT GROUP INC CMN             Common    125581 10 8     $ 15,534      300,000               Sole                            Sole
COMCAST CORPORATION
  CMN CLASS A NON VOTING      Common    20030N 20 0      $ 6,971      271,363               Sole                            Sole
COMCAST CORPORATION
  CLASS A NON VOTING          Common    20030N 20 0      $ 6,708      261,100  PUT          Sole                            Sole
CONOR MEDSYSTEMS,
  INC. CMN                    Common    208264 10 1      $ 4,739      244,892               Sole                            Sole
CORRECTIONS CORP
  OF AMERICA CMN              Common    22025Y 40 7     $ 17,696      393,497               Sole                            Sole
DANA CORPORATION CMN          Common    235811 10 6        $ 869      121,043               Sole                            Sole
DOLBY LABORATORIES,
  INC. CMN CLASS A            Common    25659T 10 7     $ 15,875      931,100               Sole                            Sole
FOREST LABORATORIES
  INC CMN                     Common    345838 10 6      $ 1,213       29,814               Sole                            Sole
GOLD KIST INC. CMN            Common    380614 10 7     $ 14,573      974,774               Sole                            Sole
GREATBATCH INC CMN            Common    39153L 10 6        $ 350       13,475               Sole                            Sole
HCA INC CMN                   Common    404119 10 9     $ 11,295      223,661               Sole                            Sole
HELEN OF TROY LTD
  (NEW) CMN                   Common    G4388N 10 6      $ 6,307      391,500               Sole                            Sole
INVESTORS FINANCIAL
  SVCS CP CMN                 Common    461915 10 0      $ 1,451       39,386               Sole                            Sole
IPASS INC CMN                 Common    46261V 10 8      $ 3,893      593,471               Sole                            Sole
ISHARES NASDAQ
  BIOTECHNOLOGY INDEX FUND    Common    464287 55 6        $ 299        3,875               Sole                            Sole
ISHARES TR RUSSELL 2000       Common    464287 65 5     $ 91,426    1,370,300  PUT          Sole                            Sole
ISTAR FINL INC CMN            Common    45031U 10 1     $ 22,383      627,851               Sole                            Sole
JEFFERIES GROUP
  INC (NEW) CMN               Common    472319 10 2        $ 270        6,000               Sole                            Sole
LOUISIANA PACIFIC CORP        Common    546347 10 5     $ 10,565      384,600  PUT          Sole                            Sole
MERCURY INTERACTIVE
  CORP CMN                    Common    589405 10 9      $ 7,338      264,041               Sole                            Sole
MICROSOFT CORPORATION CMN     Common    594918 10 4     $ 13,816      528,345               Sole                            Sole
MILLER INDS INC CMN           Common    600551 20 4     $ 29,813    1,469,340               Sole                            Sole
N V R INC CMN                 Common    62944T 10 5      $ 1,053        1,500               Sole                            Sole
NORTH FORK
  BANCORPORATION INC          Common    659424 10 5      $ 4,112      150,300  PUT          Sole                            Sole
ORIGEN FINANCIAL,
  INC. CMN                    Common    68619E 20 8     $ 12,335    1,732,394               Sole                            Sole
PFIZER INC.                   Common    717081 10 3     $ 95,792    4,107,700  CALL         Sole                            Sole
PFIZER INC. CMN               Common    717081 10 3        $ 210        9,000               Sole                            Sole
PIXAR INC                     Common    725811 10 3     $ 13,154      249,500  PUT          Sole                            Sole
PRESTIGE BRANDS
  HOLDINGS, INC. CMN          Common    74112D 10 1     $ 30,695    2,455,633               Sole                            Sole
PXRE GROUP LTD CMN            Common    G73018 10 6     $ 29,504    2,276,568               Sole                            Sole
RADIO ONE INC CMN
  CLASS D NON VTG             Common    75040P 40 5      $ 6,430      621,240               Sole                            Sole
RITE AID CORP CMN             Common    767754 10 4        $ 422      121,157               Sole                            Sole
SANDERSON FARMS INC CMN       Common    800013 10 4        $ 611       20,000               Sole                            Sole
SAPPI LTD SPONS ADR
  SPONSORED ADR CMN           Common    803069 20 2     $ 21,977    1,939,747               Sole                            Sole
SCOTTISH RE
  GROUP LTD ORD CMN           Common    G7885T 10 4     $ 17,682      720,243               Sole                            Sole
SEARS HOLDING CORP            Common    812350 10 6      $ 8,896       77,000  PUT          Sole                            Sole
SEITEL INC CMN                Common    816074 40 5         $ 37       17,800               Sole                            Sole
SPRINT NEXTEL
  CORPORATION CMN             Common    852061 10 0     $ 20,607      882,166               Sole                            Sole
STRATEX NETWORKS, INC. CMN    Common    86279T 10 9      $ 3,500      977,615               Sole                            Sole
STREETTRACKS GOLD TR ETF      Common    863307 10 4     $ 11,119      215,566               Sole                            Sole
TESCO CORPORATION CMN         Common    88157K 10 1     $ 14,161      764,632               Sole                            Sole
TOLL BROTHERS INC CMN         Common    889478 10 3      $ 3,077       88,842               Sole                            Sole
TRW AUTOMOTIVE
  HOLDINGS CORP CMN           Common    87264S 10 6      $ 2,049       77,744               Sole                            Sole
WAL MART STORES INC CMN       Common    931142 10 3     $ 14,134      302,000               Sole                            Sole
WYETH CMN                     Common    983024 10 0     $ 17,143      372,099               Sole                            Sole
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